[RCB Logo Omitted]


                               RCB Small Cap Fund
================================================================================
                                  ANNUAL REPORT











================================================================================
                              For the Period Ended
                               September 30, 2001

                                RCB SMALL CAP FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS at September 30, 2001
--------------------------------------------------------------------------------


  SHARES                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (97.9%)
   AUTOMOTIVE (1.7%)
    4,200  Superior Industries International      $  139,482
                                                  ----------

   BROADCASTING, NEWSPAPERS & ADVERTISING (6.6%)
   52,000  Pegasus Communications*                   364,000
   11,000  SBS Broadcasting*                         176,000
                                                  ----------
     TOTAL BROADCASTING, NEWSPAPERS & ADVERTISING    540,000
                                                  ----------

   COMMUNICATIONS EQUIPMENT (2.6%)
   12,000  Viasat*                                   214,080
                                                  ----------

   CONSUMER PRODUCTS (14.9%)
   80,300  American Coin Merchandising*              607,871
   25,000  Central Garden And Pet*                   207,500
   24,000  Dial                                      397,200
                                                  ----------
     TOTAL CONSUMER PRODUCTS                       1,212,571
                                                  ----------

   FOOD, BEVERAGE & TOBACCO (1.6%)
      600  Farmer Brothers                           132,000
                                                  ----------

   INSURANCE (17.0%)
    2,700  Fairfax Financial Holdings*               346,057
    1,600  Markel*                                   312,000
    8,900  Pacificare Health Systems*                112,051
    3,400  Philadelphia Consolidated Holding*        118,116
    4,500  Triad Guaranty*                           157,275
    1,000  White Mountains Insurance Group           333,000
                                                  ----------
     TOTAL INSURANCE                               1,378,499
                                                  ----------

   MACHINERY (7.8%)
    5,500  Ametek                                    144,540
    2,000  Franklin Electric                         144,000
    7,000  Idex                                      193,550
    7,000  Littelfuse*                               154,910
                                                  ----------
     TOTAL MACHINERY                                 637,000
                                                  ----------

   METALS (4.9%)
    4,500  Ameron International                      289,980
   45,000  ROHN Industries*                          111,150
                                                  ----------
     TOTAL METALS                                    401,130
                                                  ----------

   MISCELLANEOUS BUSINESS SERVICES (19.2%)
    5,000  Arbitron*                                 130,800
   11,600  Deluxe                                    400,664
   28,000  Gartner, Cl B*                            243,600
   27,500  Hunt                                      182,875
   54,000  Information Resources*                    342,900
   10,000  R.H. Donnelley*                           261,200
                                                  ----------
     TOTAL MISCELLANEOUS BUSINESS SERVICES         1,562,039
                                                  ----------

  SHARES                                              VALUE
--------------------------------------------------------------------------------
   MISCELLANEOUS CONSUMER SERVICES (2.5%)
   21,500  Angelica                               $  204,250
                                                  ----------

   PAPER & PAPER PRODUCTS (2.2%)
    4,500  Rayonier                                  182,115
                                                  ----------

   PETROLEUM & FUEL PRODUCTS (4.5%)
    5,500  Louis Dreyfus Natural Gas*                213,950
   30,000  Petroquest Energy*                        150,900
                                                  ----------
     TOTAL PETROLEUM & FUEL PRODUCTS                 364,850
                                                  ----------

   PREPACKAGING SOFTWARE (5.0%)
   23,400  Tripos*                                   402,714
                                                  ----------

   REAL ESTATE (0.6%)
   50,000  Homefed*                                   45,000
                                                  ----------

   RETAIL (5.5%)
   12,000  Ihop*                                     314,400
   14,500  Whitehall Jewellers*                      134,850
                                                  ----------
     TOTAL RETAIL                                    449,250
                                                  ----------

   SEMI-CONDUCTORS/INSTRUMENTS (1.1%)
    3,400  Dionex*                                    85,748
                                                  ----------
     TOTAL COMMON STOCKS
       (Cost $6,545,793)                           7,950,728
                                                  ----------

REAL ESTATE INVESTMENT TRUST (1.3%)
   33,935  Price Legacy*                             104,520
                                                  ----------
     TOTAL REAL ESTATE INVESTMENT TRUST
       (Cost $127,477)                               104,520
                                                  ----------
     TOTAL INVESTMENTS (99.2%)
       (Cost $6,673,270)                           8,055,248
     OTHER ASSETS AND LIABILITIES, NET (0.8%)         67,147
                                                  ----------
     TOTAL NET ASSETS (100.0%)                    $8,122,395
                                                  ----------

* Non-income producing security
Cl -- Class

See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES at September 30, 2001
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------------------------------------
   Investments in securities, at value (cost $6,673,270) ......................................................     $8,055,248
   Cash .......................................................................................................         82,614
   Receivables:
      Due from advisor ........................................................................................          6,128
      Dividends and interest ..................................................................................          2,680
      From fund shares sold ...................................................................................         12,272
   Prepaid expenses and other assets ..........................................................................          4,073
                                                                                                                    ----------
         Total assets .........................................................................................      8,163,015
                                                                                                                    ----------

------------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
   Payables:
      Payable for fund shares redeemed ........................................................................            198
      Distribution fees .......................................................................................          7,268
      Administration fees .....................................................................................          2,630
      Other liabilities .......................................................................................          9,590
   Accrued expenses ...........................................................................................         20,934
                                                                                                                    ----------

         Total liabilities ....................................................................................         40,620
                                                                                                                    ----------
   NET ASSETS .................................................................................................     $8,122,395
                                                                                                                    ==========

   NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
      ($8,122,395/479,512 shares outstanding;  unlimited
      number of shares authorized without par value) ..........................................................         $16.94
                                                                                                                        ======
   MAXIMUM OFFERING PRICE PER SHARE ($16.94/.9650) ............................................................         $17.55
                                                                                                                        ======

------------------------------------------------------------------------------------------------------------------------------------
 COMPONENTS OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
   Paid-in capital ............................................................................................     $6,773,574
   Accumulated net realized loss on investments ...............................................................        (33,157)
   Net unrealized appreciation on investments .................................................................      1,381,978
                                                                                                                    ----------
         Net assets ...........................................................................................     $8,122,395
                                                                                                                    ----------

See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS For the Three Months Ended September 30, 2001 and the Year Ended June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Three Month
                                                                                                  Period Ended        Year Ended
                                                                                              September 30, 2001     June 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
   Income
      Dividends .............................................................................     $ 15,185            $ 44,757
      Interest ..............................................................................          827               3,983
                                                                                                  --------            --------
         Total income .......................................................................       16,012              48,740
                                                                                                  --------            --------

   Expenses
      Advisory fees .........................................................................       18,348              51,862
      Administration fees ...................................................................        7,562              30,000
      Fund accounting fees ..................................................................        4,372              17,729
      Distribution fees .....................................................................        5,396              15,254
      Audit fees ............................................................................           --              14,999
      Transfer agent fees ...................................................................        2,936              13,032
      Legal fees ............................................................................        5,840              10,520
      Registration fees .....................................................................        5,391               5,670
      Reports to shareholders ...............................................................        2,583               4,642
      Trustee fees ..........................................................................        2,126               3,980
      Miscellaneous .........................................................................          477               2,356
      Custody fees ..........................................................................        1,685               2,191
      Insurance expense .....................................................................           --               1,757
                                                                                                  --------            --------
         Total expenses ....................................................................        56,716             173,992
         Less: fees waived and expenses absorbed ...........................................       (29,607)            (83,081)
                                                                                                  --------            --------
         Net expenses ......................................................................        27,109              90,911
                                                                                                  --------            --------
            NET INVESTMENT LOSS ............................................................       (11,097)            (42,171)
                                                                                                  --------            --------

------------------------------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain/loss on investments                                                           (11,412)             19,042
   Net change in unrealized appreciation/depreciation on investments                              (878,829)          1,576,829
                                                                                                 ---------          ----------
      Net realized and unrealized gain/loss on investments                                        (890,241)          1,595,871
                                                                                                 ---------          ----------
         NET INCREASE/DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $(901,338)         $1,553,700
                                                                                                 =========          ==========
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     THREE MONTH
                                                                                    PERIOD ENDED      YEAR ENDED       YEAR ENDED
                                                                                 SEPTEMBER 30, 2001  JUNE 30, 2001   JUNE 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS FROM:
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
   Net investment loss ..................................................            $  (11,097)     $  (42,171)     $ (19,596)
   Net realized gain/loss on investments ................................               (11,412)         19,042        141,107
   Net change in unrealized appreciation/depreciation
      on investments ....................................................              (878,829)      1,576,829        118,530
                                                                                     ----------      ----------      ---------
      NET INCREASE/DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS ......................................              (901,338)      1,553,700        240,041
                                                                                     ----------      ----------      ---------


------------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
   From net realized gain ...............................................                    --        (126,222)      (128,092)
   Tax return of capital ................................................                    --        (163,431)
                                                                                     ----------      ----------      ---------
      TOTAL DISTRIBUTIONS ...............................................                    --        (289,653)      (128,092)
                                                                                     ----------      ----------      ---------


------------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets derived from
      net change in outstanding shares (a) ..............................               154,884       2,411,771      1,925,052
                                                                                     ----------      ----------      ---------
      TOTAL INCREASE/DECREASE IN NET ASSETS .............................              (746,454)      3,675,818      2,037,001

------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
   Beginning of period ..................................................             8,868,849       5,193,031      3,156,030
                                                                                     ----------      ----------     ----------
   END OF PERIOD ........................................................            $8,122,395      $8,868,849     $5,193,031
                                                                                     ==========      ==========     ==========

(a) A summary of capital shares transactions is as follows:

                                                         THREE MONTH
                                                        PERIOD ENDED               YEAR ENDED                 YEAR ENDED
                                                     SEPTEMBER 30, 2001           JUNE 30, 2001              JUNE 30, 2000
                                                   ----------------------     ------------------        --------------------

                                                    Shares         Value      Shares        Value       Shares        Value
                                                   --------      ---------    --------  -----------    -------    ----------
Shares sold                                         8,761        $156,023    130,892    $2,212,552     132,275     $1,955,635
Shares issued in reinvestment
   of distributions                                    --             --      15,800       272,488       7,915        113,337
Shares redeemed                                       (63)        (1,139)     (4,633)      (73,269)     (9,543)      (143,920)
                                                   ------       --------    --------    ----------     -------    ----------
   Net increase                                     8,698       $154,884     142,059    $2,411,771     130,647     $1,925,052
                                                   ======       ========    ========    ==========     =======    ==========

See accompanying Notes to Financial Statements.


                               RCB SMALL CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------

                                                                       THREE MONTH                            SEPTEMBER 30, 1998*
                                                                      PERIOD ENDED    YEAR ENDED    YEAR ENDED      THROUGH
                                                                   SEPTEMBER 30, 2001JUNE 30, 2001 JUNE 30, 2000 JUNE 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............................        $18.84         $15.80        $15.93        $10.00
                                                                            ------         ------        ------        ------
------------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
  Net investment loss ..............................................         (0.02)         (0.09)        (0.06)        (0.02)
  Net realized and unrealized gain
    on investments .................................................         (1.88)          3.85          0.52          5.95
                                                                            ------         ------        ------        ------
Total from investment operations ...................................         (1.90)          3.76          0.46          5.93
                                                                            ------         ------        ------        ------
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------------------
  From net realized gain ...........................................         --             (0.37)        (0.59)           --
  Tax return of capital ............................................         --             (0.35)          --             --
                                                                            ------         ------        ------        ------
Total distributions ................................................         --             (0.72)        (0.59)           --
                                                                            ------         ------        ------        ------

Net asset value, end of period .....................................        $16.94         $18.84        $15.80        $15.93
                                                                            ------         ------        ------        ------
Total return .......................................................        (10.08)%^       24.34%         3.28%        59.30%^
------------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (millions) .............................         $8.1           $8.9          $5.2          $3.2
------------------------------------------------------------------------------------------------------------------------------------
 RATIO OF EXPENSES TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
  Before fees waived and expenses
    absorbed .......................................................          2.63%+         2.85%         3.49%         7.76%+
  After fees waived and expenses
    absorbed .......................................................          1.26%+         1.49%         1.49%         1.49%+
------------------------------------------------------------------------------------------------------------------------------------
 RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
  Before fees waived and expenses
    absorbed .......................................................         (1.88)%+       (2.05)%       (2.50)%       (6.60)%+
  After fees waived and expenses
    absorbed .......................................................         (0.51)%+       (0.69)%       (0.50)%       (0.33)%+
  Portfolio turnover rate ..........................................            4.77%^      42.56%        59.76%        35.70%^

* Commencement of operations.
+ Annualized.
^ Not annualized.


See accompanying Notes to Financial Statements.

                               RCB SMALL CAP FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 NOTE 1 - ORGANIZATION
--------------------------------------------------------------------------------
   The RCB Small Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 30, 1998. The investment objective of the Fund is capital appreciation.

--------------------------------------------------------------------------------
 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

   B. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At September 30, 2001, the Fund had a capital loss carryforward available for Federal income tax purposes of $11,412, which expires in 2009, available to offset future gains, if any.

   C. SECURITY TRANSACTIONS, DIVIDEND INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   D. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

   E. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES. For the period ended September 30, 2001, the Fund decreased paid-in capital by $11,097 due to the Fund experiencing a net investment loss during the period. Net realized losses and net assets were not affected by these changes.


--------------------------------------------------------------------------------
 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
   Reed, Conner & Birdwell, LLC (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85%, based upon the average daily net assets of the Fund. For the three months ended September 30, 2001, the Fund incurred $18,348 in advisory fees.

   The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 1.49%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund's current operating expenses for such period does not exceed the applicable limitation on Fund expenses. For the period ended September 30, 2001, the Advisor waived fees of $18,348 and absorbed expenses of $11,259. At September 30, 2001, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund was $259,922. The Advisor may recapture the above amounts no later than June 30, 2004. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

                               RCB SMALL CAP FUND

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

   Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee from the Fund at the following annual rate:

      Under $15 million          $30,000
      $15 to $50 million         0.20% of average daily net assets
      $50 to $100 million        0.15% of average daily net assets
      $100 to $150 million       0.10% of average daily net assets
      Over $150 million          0.05% of average daily net assets

   For the period ended September 30, 2001, the Fund incurred $7,562 in administration fees.

   First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

   Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.


--------------------------------------------------------------------------------
 NOTE 4 - DISTRIBUTION PLAN
--------------------------------------------------------------------------------
   The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee paid to the Distributor is compensation for the services it provides in connection with the promotion and distribution of the Fund's Shares and related services. For the period ended September 30, 2001, the Fund incurred $5,396 in distribution fees.


--------------------------------------------------------------------------------
 NOTE 5 - PURCHASES AND SALES OF SECURITIES
--------------------------------------------------------------------------------
   The cost of purchases and the proceeds from sales of securities for the period ended September 30, 2001, other than short-term investments, were $770,510 and $405,385, respectively.


--------------------------------------------------------------------------------
 NOTE 6 - REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
   The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the accounts of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

   If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

                               RCB SMALL CAP FUND

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF
   RCB SMALL CAP FUND

THE BOARD OF TRUSTEES OF
   PROFESSIONALLY MANAGED PORTFOLIOS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RCB Small Cap Fund, a series of Professionally Managed Portfolios, as of September 30, 2001, and the related statement of operations for the three months then ended and the year ended June 30, 2001, the statement of changes in net assets for the three months then ended and for each of the two years in the period ended June 30, 2001 and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RCB Small Cap Fund as of September 30, 2001, the results of its operations for the three months then ended and the year ended June 30, 2001, the changes in its net assets for the three months then ended and for each of the two years in the period ended June 30, 2001 and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                                           TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
NOVEMBER 20, 2001

                                      NOTES

================================================================================

                               INVESTMENT ADVISOR
                          Reed, Conner & Birdwell, LLC
                      11111 Santa Monica Blvd., Suite 1700
                              Los Angeles, CA 90025
                                 (310) 478-4005
                            (877) 478-4RCB Toll-free

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                       4455 E. Camelback Rd., Suite 261-E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                     Firstar Institutional Custody Services
                                425 Walnut Street
                              Cincinnati, OH 45202

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                          American Data Services, Inc.
                                P.O. Box 542007
                              Omaha, NE 68154-1952
                                 (800) 282-2340

                                    AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104


================================================================================
This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility, fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.